Line of Credit (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 21, 2017	Oct. 04, 2016	Mar. 19, 2009	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Line of Credit (Textual)
Line of credit monthly interest rate during period							3.75%	4.50%
Line of credit				$ 119,246	$ 119,246		$ 235,141	$ 202,422
Company received proceeds from imperial advance, LLC		$ 40,000			130,000		39,195
Agrees to pay for future receivable	$ 9,368	$ 52,400			125,324		24,007
Gain on settlement of debt				$ 2,079	2,079
Line of credit balance outstanding on revenue factoring agreement					0		31,153
Revolving Credit Facility [Member]
Line of Credit (Textual)
Line of credit maximum outstanding balance			$ 200,000		$ 119,246		$ 203,988
Line of credit facility, expiration date			Mar. 19, 2010